15. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company's financial instruments

(Dollars in thousands)
		Fair Value Measurements at December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$53,186	53,186	-	-	53,186
Investment securities available for sale	$229,321	-	229,071	250	229,321
Other investments	$1,830	-	-	1,830	1,830
Mortgage loans held for sale	$857	-	-	857	857
Loans, net	$753,398	-	-	735,837	735,837
Cash surrender value of life insurance	$15,552	-	15,552	-	15,552

Liabilities:
Deposits	$906,952	-	-	894,932	894,932
Securities sold under agreements
to repurchase	$37,757	-	37,757	-	37,757
Junior subordinated debentures	$20,619	-	20,619	-	20,619

(Dollars in thousands)
		Fair Value Measurements at December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$70,094	70,094	-	-	70,094
Investment securities available for sale	$249,946	-	249,196	750	249,946
Other investments	$2,635	-	-	2,635	2,635
Mortgage loans held for sale	$5,709	-	-	5,709	5,709
Loans, net	$716,261	-	-	720,675	720,675
Cash surrender value of life insurance	$14,952	-	14,952	-	14,952

Liabilities:
Deposits	$892,918	-	-	884,510	884,510
Securities sold under agreements
to repurchase	$36,434	-	36,434	-	36,434
FHLB borrowings	$20,000	-	18,864	-	18,864
Junior subordinated debentures	$20,619	-	20,619	-	20,619